Schedule of non-cancellable operating lease contracts (Details)	Apr. 30, 2026
Property, Plant, and Equipment [Line Items]
Office premises	3 years
Office Premise [Member]
Property, Plant, and Equipment [Line Items]
Office premises	3 years